Taxation - Schedule of Taxation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Taxation Expense [Abstract]
Current tax	$ 4,851	$ 3,949
Deferred tax charge/(benefit)	1,234	(276)
Taxation expense	$ 6,085	$ 3,673